FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Fair value measurements are estimated based on valuation techniques and inputs categorized as follows:
•Level 1 — Quoted prices in active markets for identical assets or liabilities;
•Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
•Level 3 — Unobservable inputs that are supported by little or no market activity and that are financial instruments whose values are determined using discounted cash flow methodologies, pricing models, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.
If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following fair value hierarchy table presents the components and classification of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of:

	December 31, 2020				December 31, 2019
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$41	$8	$33	$—	$2,696	$2,646	$50	$—
Restricted Cash	$1,211	$1,211	$—	$—	$1	$1	$—	$—
Foreign currency exchange contracts	$3	$—	$3	$—	$—	$—	$—	$—
Liabilities:
Acquisition-related contingent consideration	$328	$—	$—	$328	$316	$—	$—	$316
Cross-currency swaps	$70	$—	$70	$—	$13	$—	$13	$—
Foreign currency exchange contracts	$11	$—	$11	$—	$—	$—	$—	$—
Cash equivalents consist of highly liquid investments, primarily money market funds, with maturities of three months or less when purchased, and are reflected in the Consolidated Balance Sheets at carrying value, which approximates fair value due to their short-term nature.
As of December 31, 2020, Restricted cash includes $1,210 million of payments into an escrow fund under the terms of a settlement agreement regarding certain U.S. securities litigation, subject to an objector's appeal of the final court approval, and is reflected in the Consolidated Balance Sheets at carrying value, which approximates fair value due to its short-term nature. These payments will remain in escrow until final approval of the settlement as discussed in Note 20, "LEGAL PROCEEDINGS".
There were no transfers into or out of Level 3 during 2020 and 2019.
Cross-currency Swaps
During 2019, the Company entered into cross-currency swaps, with aggregate notional amounts of $1,250 million, to mitigate fluctuation in the value of a portion of its euro-denominated net investment in its consolidated financial statements from adverse movements in exchange rates. The euro-denominated net investment being hedged is the Company’s investment in certain euro-denominated subsidiaries. Prior to 2019, the Company had no cross-currency swaps.
The fair value of the Company’s cross-currency swaps liability as of December 31, 2020 and 2019 was $70 million and $13 million, respectively. Included in Other non-current liabilities is $79 million and $22 million of cross-currency swaps and included in Prepaid expenses and other current assets is $9 million and $9 million of earned interest within the Consolidated Balance Sheets as of December 31, 2020 and 2019, respectively.
The following table presents the effect of hedging instruments on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Loss for 2020 and 2019:

(in millions)	2020	2019
Loss recognized in Other comprehensive loss	$(57)	$(22)
Gain excluded from assessment of hedge effectiveness	$23	$9
Location of gain of excluded component	Interest Expense
Settlement of the Company's cross-currency swaps occurs in February and August each year. During 2020, the Company received $23 million in settlements which are reported as Investing activities in the Consolidated Statements of Cash Flows.
Foreign Currency Exchange Contracts
During 2020, the Company entered into foreign currency exchange contracts, with an aggregate notional amount of $485 million. Prior to 2020, the Company had no foreign currency exchange contracts for any period presented.
The fair value of the Company's foreign currency exchange contracts liability as of December 31, 2020 was $8 million. Included in Accrued and other current liabilities are $11 million and included in Prepaid expenses and other current assets are $3 million of foreign currency exchange contracts within the Consolidated Balance Sheets. During 2020, the net change in fair value was a loss of $8 million. Settlements of the Company's foreign currency exchange contracts are reported as a gain or loss in the Consolidated Statements of Operations as part of Foreign exchange and other and reported as operating activities in the Consolidated Statements of Cash Flows. During 2020, the Company reported a realized loss of $2 million related to settlements of the Company's foreign currency exchange contracts.
Acquisition-related Contingent Consideration Obligations
The fair value measurement of contingent consideration obligations arising from business combinations is determined via a probability-weighted discounted cash flow analysis, using unobservable (Level 3) inputs. These inputs may include: (i) the estimated amount and timing of projected cash flows, (ii) the probability of the achievement of the factor(s) on which the contingency is based and (iii) the risk-adjusted discount rate used to present value the probability-weighted cash flows. Significant increases or decreases in any of those inputs in isolation could result in a significantly higher or lower fair value measurement. At December 31, 2020, the fair value measurements of acquisition-related contingent consideration were determined using risk-adjusted discount rates ranging from 6% to 25%, and a weighted average risk-adjusted discount rate of 8%. The weighted average risk-adjusted discount rate was calculated by weighting each contract's relative fair value at December 31, 2020.
The following table presents a reconciliation of contingent consideration obligations measured on a recurring basis using significant unobservable inputs (Level 3) for the years 2020 and 2019:

(in millions)	2020		2019
Beginning balance, January 1,		$316		$339
Adjustments to Acquisition-related contingent consideration:
Accretion for the time value of money	$23		$22
Fair value adjustments	25		(10)
Acquisition-related contingent consideration adjustments		48		12
Payments / Settlements		(36)		(36)
Foreign currency translation adjustment included in other comprehensive loss		—		1
Ending balance, December 31,		328		316
Current portion		112		54
Non-current portion		$216		$262
Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
The following table presents the components and classification of the Company’s financial assets and liabilities measured at fair value on a non-recurring basis:

	December 31, 2020				December 31, 2019
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Carrying Value	Level 1	Level 2	Level 3
Other non-current assets:
Non-current assets held for sale	$245	$—	$—	$245	$39	$—	$—	$39
Non-current assets held for sale of $245 million as of December 31, 2020 were remeasured to estimated fair value, less costs to sell, which utilized Level 3 unobservable inputs. See Note 3, "ACQUISITIONS, LICENSING AGREEMENTS AND ASSETS HELD FOR SALE" for additional details regarding these assets held for sale.
In 2019, the Company identified certain products in the Bausch + Lomb and International Rx segments and one product in the Diversified Products segment for disposal. The products and the related assets and liabilities of this disposal group qualified as a business and an impairment of $8 million associated with this business was recognized during the three months ended September 30, 2019. As a result of changing business dynamics, during the three months ended March 31, 2020, the Company decided not to sell these assets and reclassified $39 million of held for sale assets as assets held and used at their respective fair values at the date of the decision not to sell. This reclassification did not impact the Consolidated Statement of Operations for 2020.
Fair Value of Long-term Debt
The fair value of long-term debt as of December 31, 2020 and 2019 was $25,378 million and $27,520 million, respectively, and was estimated using the quoted market prices for the same or similar debt issuances (Level 2).